Summary of Operating Loss Carryforwards (Details) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Canada [Member]
Operating Loss Carryforwards	$ 21,672,697	$ 17,964,466
Canada [Member] | 2014 [Member]
Operating Loss Carryforwards	992,010
Canada [Member] | 2015 [Member]
Operating Loss Carryforwards	1,119,758
Canada [Member] | 2026 [Member]
Operating Loss Carryforwards	1,219,361
Canada [Member] | 2027 [Member]
Operating Loss Carryforwards	1,346,174
Canada [Member] | 2028 [Member]
Operating Loss Carryforwards	2,160,578
Canada [Member] | 2029 [Member]
Operating Loss Carryforwards	2,744,383
Canada [Member] | 2030 [Member]
Operating Loss Carryforwards	1,873,136
Canada [Member] | 2031 [Member]
Operating Loss Carryforwards	2,960,048
Canada [Member] | 2032 [Member]
Operating Loss Carryforwards	2,443,098
Canada [Member] | 2033 [Member]
Operating Loss Carryforwards	4,814,151
USA [Member]
Operating Loss Carryforwards	13,507,448
USA [Member] | 2014 [Member]
Operating Loss Carryforwards	0
USA [Member] | 2015 [Member]
Operating Loss Carryforwards	0
USA [Member] | 2026 [Member]
Operating Loss Carryforwards	0
USA [Member] | 2027 [Member]
Operating Loss Carryforwards	0
USA [Member] | 2028 [Member]
Operating Loss Carryforwards	0
USA [Member] | 2029 [Member]
Operating Loss Carryforwards	0
USA [Member] | 2030 [Member]
Operating Loss Carryforwards	75,478
USA [Member] | 2031 [Member]
Operating Loss Carryforwards	594,348
USA [Member] | 2032 [Member]
Operating Loss Carryforwards	3,476,071
USA [Member] | 2033 [Member]
Operating Loss Carryforwards	$ 9,361,551